INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Corporate tax rate					23.00%	23.00%
Expected tax loss carryforwards					$ 19,151
Income tax expense continuing operations	$ 2	$ 10	$ 7	$ 20	$ 32	$ 24
Statutory income tax rate					23.00%	23.00%
Changes in valuation allowance					$ 922	$ 268
China [Member]
Income Taxes [Line Items]
Corporate tax rate					25.00%